NUVEEN GRESHAM DIVERSIFIED COMMODITY STRATEGY FUND

SUPPLEMENT DATED MAY 11, 2018

TO THE PROSPECTUS DATED JANUARY 31, 2018

Chris J. Neuharth has announced that he will retire from Nuveen Asset Management, LLC on June 1, 2018. He will continue to act as a portfolio manager for Nuveen Gresham Diversified Commodity Strategy Fund (the “Fund”) until that time.

John Clarke, Chad Kemper, Wan-Chong Kung, CFA, Randy Migdal and Susan Wager will continue to serve as portfolio managers for the Fund.

PLEASE KEEP THIS WITH YOUR FUND’S PROSPECTUS

FOR FUTURE REFERENCE

MGN-GRESHP-0518P

NUVEEN GRESHAM DIVERSIFIED COMMODITY STRATEGY FUND

SUPPLEMENT DATED MAY 11, 2018

TO THE STATEMENT OF ADDITIONAL INFORMATION

DATED JANUARY 31, 2018

Chris J. Neuharth has announced that he will retire from Nuveen Asset Management, LLC on June 1, 2018. He will continue to act as a portfolio manager for Nuveen Gresham Diversified Commodity Strategy Fund (the “Fund”) until that time.

John Clarke, Chad Kemper, Wan-Chong Kung, CFA, Randy Migdal and Susan Wager will continue to serve as portfolio managers for the Fund.

PLEASE KEEP THIS WITH YOUR FUND’S STATEMENT OF ADDITIONAL INFORMATION

FOR FUTURE REFERENCE

MGN-GRESAI-0518P